Cover	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	333-192060
Entity Registrant Name	White River Energy Corp
Entity Central Index Key	0001589361
Entity Tax Identification Number	45-3797537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800)
Local Phone Number	203-5610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false